INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 38,994	$ 38,411
Additions	614	899
Disposals, intangible assets other than goodwill	(408)	(2,746)
Acquisitions through business combinations	1,632	4,096
Amortization and impairment	(2,520)	(2,653)
Foreign currency translation and other	(2,240)	987
Ending balance	36,072	38,994
Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	46,592	44,409
Additions	614	899
Disposals, intangible assets other than goodwill	(714)	(3,989)
Acquisitions through business combinations	1,632	4,096
Amortization and impairment	0	0
Foreign currency translation and other	(2,873)	1,177
Ending balance	45,251	46,592
Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(7,598)	(5,998)
Additions	0	0
Disposals, intangible assets other than goodwill	306	1,243
Acquisitions through business combinations	0	0
Amortization and impairment	2,520	2,653
Foreign currency translation and other	633	(190)
Ending balance	$ (9,179)	$ (7,598)